As filed with the Securities and Exchange Commission on September 8, 2016
1933 Act Registration Number – 333-176060
1940 Act Registration Number – 811-05617

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
Post-Effective Amendment No. 15
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
Amendment No. 16

SCM Trust
(Exact Name of Registrant as Specified in Charter)

1050 17th Street, Suite 1710
Denver, CO 80265
(Address of Principal Office)

Telephone Number: (415) 398-2727
Stephen C. Rogers
1050 17th Street, Suite 1710
Denver, CO 80265
(Name and Address of Agent for Service)

With copy to:
Timothy S. Johnson
Reed Smith LLP
225 Fifth Avenue
Pittsburgh, Pennsylvania 15222
Telephone Number: (412) 288-1484

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on _________ pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on _________ pursuant to Rule 485(a)

EXPLANATORY NOTE

This Post-Effective Amendment No 15 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No 12 filed August 5, 2016 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on September 8, 2016.

SCM TRUST
(Registrant)

By /s/ Stephen C. Rogers*
Stephen C. Rogers, Chairman of the Board and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers*	Chairman of the Board and Trustee	September 8, 2016
Stephen C. Rogers

/s/ Kevin T. Kogler*	Trustee	September 8, 2016
Kevin T. Kogler

/s/ Marco Quazzo.*	Trustee	September 8, 2016
Marco Quazzo

/s/ Stephen H. Sutro*	Trustee	September 8, 2016
Stephen H. Sutro

*	Signed by Teresa Axelson pursuant to Powers of Attorney filed by Post-Effective Amendment to the Registration Statement as filed on March 31, 2016.